Income Taxes (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Beginning Balance	$ 3,673	$ 5,055
Operating Leases Sublease Proceeds - 2014	430	57
Reductions for tax positions of prior years	(82)	(1,439)
Ending Balance	$ 4,021	$ 3,673